SCHEDULE OF SEGMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenue from External Customer [Line Items]
Compensation			$ 5,747	$ 3,568
Cost of products, materials, and supplies	$ 259,955	$ 282,794	809,086	808,530
Production Services [Member]
Revenue from External Customer [Line Items]
Compensation	44,792	47,862	138,864	140,519
Cost of products, materials, and supplies	48,861	72,458	167,327	195,734
Transport and rental	27,430	29,488	85,079	85,845
Depreciation and amortization	18,382	19,178	58,430	56,928
Other	19,400	21,761	59,588	61,389
Total	158,865	190,747	509,288	540,415
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Compensation	37,943	33,428	110,448	99,880
Cost of products, materials, and supplies	16,722	17,710	52,088	52,950
Transport and rental	24,155	17,889	69,471	48,905
Depreciation and amortization	11,779	10,599	34,830	31,829
Other	14,006	11,807	38,229	33,968
Total	$ 104,605	$ 91,433	$ 305,066	$ 267,532